Inventories	12 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
Inventories	Inventories
Recognition and measurement
nventories are measured at the lower of cost and net realisable value, primarily on a weighted average cost basis. Third-party production purchased for our own use that is ordinarily interchangeable in accordance with IAS 2 “Inventories” is valued on the same basis, jointly with our own production. Average costs are calculated by reference to the cost levels experienced in the relevant month together with those in opening inventory.
The cost of raw materials and purchased components, and consumable stores, is the purchase price. The cost of work in progress, and finished goods and goods for resale, is generally the cost of production, including directly attributable labour costs, materials and contractor expenses, the depreciation of assets used in production and production overheads.
Work in progress includes ore stockpiles and other partly processed material. Stockpiles represent ore that has been extracted and is available for further processing. If there is significant uncertainty as to if and when the stockpiled ore will be processed, the cost of such ore is expensed as mined. If the ore will not be processed within 12 months after the balance sheet date, it is included within non-current assets and net realisable value is calculated on a discounted cash flow basis. Quantities of stockpiled ore are assessed primarily through surveys and assays. Certain estimates, including expected metal recoveries, are calculated using available industry, engineering and scientific data, and are periodically reassessed, taking into account technical analysis and historical performance.
16 Inventories continued

	2025 US$m	2024 US$m
Raw materials and purchased components	959	971
Consumable stores	1,776	1,560
Work in progress	2,506	1,931
Finished goods and goods for resale	2,065	1,620
Total inventories	7,306	6,082
Comprising:
Expected to be used within one year	6,968	5,860
Expected to be used after more than one year	338	222
Total inventories	7,306	6,082
During 2025, the Group recognised a net inventory write-off of US$28 million (2024: US$49 million write-off). This included inventory write-
offs of US$82 million (2024: US$77 million) partly offset by a write-back of previously written down inventory due to an increase in realisable values amounting to US$54 million (2024: US$28 million).
At 31 December 2025, US$1,072 million (2024: US$947 million) of inventories were pledged as security for liabilities.